Other income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of other income

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Government grants	36,086	163,846	138,073	107,341
Cash /fund transfer rebates	3,063	19	2,206	1,715
Interest income	-	-	26,562	20,650
Usage of ISO13485 certified facilities	-	10,000	67,614	52,565
	39,149	173,865	234,455	182,271